Business Combinations - Summary of fair value of the acquired assets and the assumed liabilities (Parenthetical) (Detail) $ in Thousands	Apr. 04, 2018 USD ($)
PELSA [member]
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables	$ 27,857
Gross contractual amount of receivables	31,504
Contractual amount of receivables not expected to be collected	$ 3,647
PELSA [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	30.00%
PELSA [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	100.00%
PELSA [member] | Other contingent liabilities [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 30,646
PELSA [member] | Asset retirement obligations [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 10,071
Oil and gas properties [member]
Disclosure of detailed information about business combination [line items]
Discount rates for projections	11.25%
Oil and gas properties [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	30.00%
Oil and gas properties [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	100.00%
Oil and gas properties [member] | Other contingent liabilities [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 3,676
Oil and gas properties [member] | Asset retirement obligations [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 2,730
APCO [member]
Disclosure of detailed information about business combination [line items]
Discount rates for projections	11.25%
Fair value of acquired receivables	$ 34,076
Gross contractual amount of receivables	36,590
Contractual amount of receivables not expected to be collected	2,514
Total assets related to cash and cash equivalents and receivables	$ 851
APCO [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	30.00%
APCO [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Risk factor	100.00%
APCO [member] | Other contingent liabilities [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 122,600
APCO [member] | Asset retirement obligations [member]
Disclosure of detailed information about business combination [line items]
Contingent liabilities in business combination	$ 12,159